LONG-TERM BORROWINGS DUE TO RELATED PARTY - (Details) - Long-term Borrowings - Related party	12 Months Ended
Jun. 30, 2022 CNY (¥)
Debt Instrument, Periodic Payment	¥ 126,135
Debt Instrument, Interest Rate, Stated Percentage	8.90%
Debt Instrument, Term	10 years